Condensed Consolidated Statements of Financial Position - SEK (kr) kr in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Non-current assets
Intangible assets	kr 423,864	kr 430,754	kr 466,083
Goodwill	47,807	48,584	48,945
Equipment	16,685	16,053	9,222
Right-of-use assets	42,671	38,186	32,271
Non-current financial assets	27,207	24,201	16,617
Deferred tax assets	34,507	26,315	22,423
Total non-current assets	592,741	584,093	595,560
Current assets
Inventories	40,164	20,428	17,697
Current receivables	222,586	196,666	146,365
Prepaid expenses and accrued income	94,436	84,324	83,343
Cash	797,278	973,733	866,181
Total current assets	1,154,464	1,275,152	1,113,587
TOTAL ASSETS	1,747,205	1,859,245	1,709,147
Equity
Equity attributable to equity holders of the Parent Company	106,789	334,806	504,367
Total equity	106,789	334,806	504,367
Non-current liabilities
Provisions	87,794	36,116	15,146
Contingent consideration	58,477	56,561	69,290
Deferred tax liabilities	36,698	41,641	41,950
Non-current interest-bearing liabilities	982,487	939,508	759,052
Lease liabilities	25,785	27,088	20,512
Other non-current liabilities	19,397	16,381	8,521
Total non-current liabilities	1,210,638	1,117,295	914,471
Current liabilities
Accounts payable	151,015	100,564	72,037
Other current liabilities	26,619	25,953	30,742
Accrued expenses and deferred revenue	252,144	280,627	187,531
Total current liabilities	429,778	407,144	290,309
TOTAL EQUITY AND LIABILITIES	kr 1,747,205	kr 1,859,245	kr 1,709,147